Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization and Nature of Operations

1. Organization and Nature of Operations

Cactus Wellhead, LLC (“Cactus LLC”) is a Delaware limited liability company and was formed on July 11, 2011. Cactus LLC has a U.S. manufacturing facility in Bossier City, Louisiana, that it acquired in September 2011. Effective August 14, 2013, Cactus LLC formed Cactus Wellhead (Suzhou) Pressure Control Co., Ltd. (“Suzhou”), a Chinese limited company, as a production facility that provides products to Cactus LLC and affiliates in the United States and Australia. Effective July 1, 2014, Cactus LLC formed Cactus Wellhead Australia Pty, Ltd (“CWA”), an Australian limited company, to service the Australian market.

Cactus LLC, Suzhou and CWA (collectively, “Cactus”, “we”, “us” and “our”) are primarily engaged in the design, manufacture and sale of wellheads and pressure control equipment. In addition, we maintain a fleet of frac trees and ancillary equipment for short‑term rental, we offer repair and refurbishment services and we provide service crews to assist in the installation and operations of pressure control systems at the wellhead. We operate through 14 U.S. service centers principally located in Texas, Oklahoma, New Mexico, Louisiana, Pennsylvania, North Dakota, Wyoming, Colorado, and one service center in Australia, with our corporate headquarters located in Houston, Texas.

On February 12, 2018, Cactus, Inc. (“Cactus Inc.”) completed the initial public offering of Class A common stock (the “IPO”). Pursuant to a reorganization and the IPO, Cactus Inc. became a holding corporation for Cactus LLC. See note 13.

Organization and Operations

1.   Organization and Nature of Operations

Description of Business

Cactus, Inc. (“Cactus Inc”) and its consolidated subsidiaries, including Cactus Wellhead, LLC (“Cactus LLC”) are primarily engaged in the design, manufacture and sale of wellhead and pressure control equipment. In addition, we maintain a fleet of frac valves and ancillary equipment for short-term rental, as well as offering repair and refurbishment services and the provision of service crews to assist in the installation and operations of pressure control systems. We operate through 14 U.S. service centers located in Texas, Oklahoma, New Mexico, Louisiana, Pennsylvania, North Dakota, Wyoming and Colorado, and one service center in Australia, with our corporate headquarters located in Houston, Texas.

Cactus Inc. was incorporated on February 17, 2017 as a Delaware corporation for the purpose of completing an initial public offering of equity and related transactions. Cactus LLC is a Delaware limited liability company and was formed on July 11, 2011. Except as otherwise indicated or required by the context, all references to “Cactus,” “we,” “us” and “our” refer to Cactus Inc. and its consolidated subsidiaries (including Cactus LLC) following the completion of our IPO and (ii) Cactus LLC and its consolidated subsidiaries prior to the completion of our IPO.

Initial Public Offering

On February 12, 2018, we completed the initial public offering of 23,000,000 shares of Class A common stock (our “IPO”), par value $0.01 per share, at a price to the public of $19.00 per share. We received net proceeds of $408.0 million after deducting underwriting discounts and commissions and $2.8 million in current offering expenses of our IPO. We also paid $2.2 million in offering expenses during 2017 that were recorded to prepaid expenses in the consolidated balance sheet as of December 31, 2017. On February 14, 2018 we completed the sale of an additional 3,450,000 shares of Class A common stock pursuant to the exercise in full by the underwriters of their option to purchase additional shares of Class A common stock (the “Option”), from which we received an additional $61.6 million of net proceeds after deducting underwriting discounts and commissions. We contributed all of the net proceeds of our IPO (including from the Option) to Cactus LLC in exchange for units in Cactus LLC (“CW Units”). Cactus Inc. is a holding company who is the sole managing member of Cactus LLC.

Cactus LLC used the total $469.6 million of net proceeds (including net proceeds from the Option) to (i) repay all of the borrowings outstanding under its term loan facility, including accrued interest, of $251.0 million and (ii) redeem $216.4 million of CW Units from certain direct and indirect owners of Cactus LLC. The remaining $2.2 million was held by Cactus LLC to cover previously paid offering expenses in 2017.

As the sole managing member of Cactus LLC, Cactus Inc. operates and controls all of the business and affairs of Cactus LLC, and conducts its business through Cactus LLC and its subsidiaries. As a result, Cactus Inc. consolidates the financial results of Cactus LLC and its subsidiaries and reports non-controlling interest related to the portion of CW Units not owned by Cactus Inc., which reduces net income attributable to Cactus Inc.’s Class A stockholders. As of March 31, 2018, Cactus Inc. owned 35.3% of Cactus LLC.

Tax Receivable Agreement

In connection with our IPO, we entered into a tax receivable agreement (the “TRA”) with certain direct and indirect owners of CW Units (the “TRA Holders”). The TRA generally provides for the payment by Cactus Inc. to the TRA Holders of 85% of the net cash savings, if any, in U.S. federal, state and local income tax or franchise tax that Cactus Inc. actually realizes or is deemed to realize in certain circumstances. Cactus Inc. will retain the benefit of the remaining 15% of these net cash savings. See Note 2 for further details of the TRA.

Reorganization

In connection with our IPO, we completed a series of reorganization transactions (the “Reorganization”), including the following:

(a)	all of the membership interests in Cactus LLC were converted into a single class of CW Units;
(b)	Cactus Inc. contributed the net proceeds of our IPO to Cactus LLC in exchange for 23,000,000 CW Units;
(c)

Cactus LLC used the net proceeds of our IPO that it received from Cactus Inc. to repay the borrowings outstanding, plus accrued interest, under its term loan facility and to redeem 8,667,841 CW Units from the owners thereof;

(d)

Cactus Inc. issued and contributed a total of 51,889,772 shares of its Class B common stock, par value $0.01 per share, equal to the number of outstanding CW Units held by the owners thereof following the redemption described in (c) above to Cactus LLC (the Class B common stock has no economic interest and does not share in cash dividends or liquidation rights, but entitles its holders to one vote on all matters to be voted on by Cactus’ shareholders generally);

(e)

Cactus LLC distributed to each of the owners that continued to own CW Units following our IPO one share of Class B common stock for each CW Unit such owner held following the redemption described in (c) above;

(f)	Cactus Inc. contributed the net proceeds from the exercise of the Option to Cactus LLC in return for 3,450,000 additional CW Units, and
(g)	Cactus LLC used the net proceeds from the Option to redeem 3,450,000 CW Units from the owners thereof, and Cactus Inc. canceled a corresponding number of shares of Class B common stock.

As of March 31, 2018, there were 26,450,000 shares of Class A common stock and 48,439,772 shares of Class B common stock issued and outstanding.

Other IPO related items

In conjunction with our IPO, we also:

(a)wrote off $2.2 million of prepaid IPO costs incurred in 2017 as a reduction of additional paid-in capital;

(b)wrote off $4.3 million in unamortized debt discount and deferred loan costs related to the repayment of the term loan;

(c)issued 737,493 shares of restricted stock units and began recording stock-based compensation;

(d)recorded a deferred tax asset of $74.1 million related to the step-up in basis, a liability from the TRA of $63.0 million representing 85% of the expected net cash tax savings from the step-up in basis that will be paid to TRA Holders, and recorded $11.1 million as additional paid-in capital;

(e)reset the previous accumulated deficit in Cactus LLC to zero;  and

(f)recorded $130.9 million of non-controlling interest representing the portion of CW Units not owned by Cactus Inc.

Prior to our IPO, on January 25, 2018, Cactus LLC paid a cash distribution of $26.0 million to pre-IPO owners. This distribution was funded by borrowing under the revolving credit facility. The purpose of the distribution was to provide funds to these owners to pay their federal and state tax liabilities associated with taxable income recognized by them for periods prior to the completion of our IPO as a result of their ownership interests in Cactus LLC. The borrowings under the revolving credit facility were repaid as of March 31, 2018.

CACTUS INC
Organization and Operations

1.           Organization and Operations

Cactus, Inc. (the “Company”) is a Delaware corporation, incorporated on February 17, 2017. Pursuant to a reorganization and completion of the Company’s initial public offering on February 12, 2018 (the “IPO”), the Company became a holding corporation for Cactus Wellhead, LLC (“Cactus LLC”) and its subsidiaries. Following completion of the IPO, the Company’s sole material assets are units in Cactus LLC (“CW Units”). See note 4.